10-Q FAIR VALUE MEASUREMENTS	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The following table presents our assets and liabilities measured at fair value on a recurring basis at December 31, 2021:

		Fair Value Measurements at
		December 31, 2021
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Tonogold common shares	$910,558	$910,558	$—	$—
Tonogold note receivable	7,255,000	—	—	7,255,000
LPB derivative asset	342,000	—	342,000	—
Other equity securities	15,260	15,260	—	—
Total assets measured at fair value	$8,522,818	$925,818	$342,000	$7,255,000

Liabilities:
LINICO acquisition derivative liability	$(2,743,162)	$(2,743,162)	$—	$—
GenMat derivative	$(6,130,000)	$—	$(6,130,000)	$—
Total liabilities measured at fair value	$(8,873,162)	$(2,743,162)	$(6,130,000)	$—
The following table presents our assets and liabilities at December 31, 2020, which are measured at fair value on a recurring basis:

		Fair Value Measurements at
		December 31, 2020
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Tonogold common shares	$3,939,558	$3,939,558	$—	$—
Tonogold note receivable	5,498,500	—	—	5,498,500
MCU derivative asset	265,127	—	265,127	—
Other equity securities	40,165	—	40,165	—
Total assets measured at fair value	$9,743,350	$3,939,558	$305,292	$5,498,500
During the year ended December 31, 2021, the common shares of Elevation Gold Mining Corporation, previously Northern Vertex ("Elevation") were transferred from Level 2 to Level 1 as a result of the restriction period expiring on March 1, 2021. During the year ended December 31, 2020, we converted Tonogold CPS to common shares, resulting in a transfer from Level 3 to Level 1. During the years ended December 31, 2021 and 2020, there were no other transfers of assets and liabilities between Level 1, Level 2 and Level 3.
The following table provides reconciliation between the beginning and ending balance of investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	12/31/21	12/31/20
Beginning Balance	$5,498,500	$9,080,000
Total change in fair value recognized in earnings
Tonogold convertible preferred shares	—	(2,544,000)
Tonogold contingent forward asset	—	765,880
Tonogold note receivable	(418,500)	(642,997)
	(418,500)	(2,421,117)
Additions
Tonogold contingent forward asset	—	1,232,952
Tonogold note receivable	2,175,000	6,141,497
	2,175,000	7,374,449
Transfers
Conversion of Tonogold convertible preferred shares to Tonogold common	—	(3,920,000)
Deductions:
Redemption of Tonogold convertible preferred shares	—	(2,616,000)
Settlement of Tonogold contingent forward asset	—	(1,998,832)
	—	(4,614,832)
Ending balance	$7,255,000	$5,498,500
VALUATION METHODOLOGIES
Following is a description of the valuation methodologies used for the Company's financial instruments measured at fair value on a recurring basis as well as the general classification of such instruments pursuant to the valuation hierarchy.
Tonogold Common Shares
The fair value of our investment in common shares of Tonogold is based on the closing price per share of the stock. At December 31, 2021 and December 31, 2020, we held 8,671,985 and 13,131,860 Tonogold common shares with fair values of $910,558 and $3,939,558, respectively. The fair values of the common shares are based on the $0.11 and $0.30 closing share prices (OTC: TNGL), respectively. We recorded a loss of $2,286,867 and a gain of $1,636,468 for the gain (loss) on investments in the consolidated statements of operations for the years ended December 31, 2021 and December 31, 2020.
Tonogold Note Receivable
The Tonogold Note may be converted into Tonogold common shares, at the sole discretion of the Company, at the Maturity Date, upon an event of default or upon a partial or whole prepayment by Tonogold. The Maturity Date may be extended at the Company’s option if an event of default has occurred or is expected to occur or a fundamental transaction (as defined by the Note) has been announced but not yet closed. Because of the embedded features, the Company made the irrevocable election to report the Note on a fair value basis. The Note principal was originally due and payable on September 20, 2021, and has been extended to March 31, 2022. The Note was amended on March 31, 2021 and June 1, 2021 to its current principal balance of $6,650,000. The Note includes the following features: 1) conversion feature allowing the Company, at the Company's sole option, to elect payment in Tonogold common shares upon certain events; 2) change of control redemption right allowing the Company to redeem the Note in cash at a 125% premium; 3) event of default redemption right allowing the Company the right to elect redemption of the Note in cash at a 118% premium; and 4) an option for the Company to extend the maturity date. On September 8, 2020, the fair value of the Note was $6.1 million, based on a Monte Carlo model with various inputs, including the Tonogold common share price of $0.35, volatility of 96%, risk-free rate of 0.15%, cost of debt of 11.12%, required conversion premium of 30%, probability of prepayment of 5%, probability of change of control of 5% and probability of default of 27%.
At December 31, 2021, the fair value of the Tonogold Note was $7,255,000 based on probability weighted fair value with several scenarios, including a 10% probability of Tonogold repayment upon maturity, a 10% probability of Tonogold defaulting on the Note, a 75% probability of a swap of the collateral to us prior to maturity with exercise of an option to repurchase the assets, and a 5% probability of a swap of the collateral to us prior to maturity and assuming no exercise of the option to repurchase.
Under scenario 1, the value of $7,198,000 was derived from a Monte Carlo model with the following inputs: Tonogold common share price - $0.11; volatility – 61%; risk free rate – 0.06%; cost of debt – 20%; conversion premium – 30%; probability of prepayment – 5% at both March and June 2021; probability of change in control – 0% at December 2021; probability of default is considered separately in other scenarios at December 31, 2021. The Company recorded a loss of $418,500 for the change in fair value in other expense in the consolidated statements of operations for the year ended December 31, 2021.
Under scenario 2, we assumed default upon the March 2022 maturity date and a 24 month term for the settlement process, with an assumed settlement of $10,550,401 in March 2024. The settlement amount represents the outstanding principal and interest obligation on the note. A yield assumption of 20% was applied to the settlement amount. The value of scenario 2 was $7,000,000.
Under scenario 3, we assumed the Lucerne mine and related assets would be sold back to us, with Tonogold paying $750,000 at the maturity date of the Note (the "Swap") with a call option issued to Tonogold whereby the assets could be repurchased at the end of 2022 for $7,500,000. A discount rate of 25% was applied in this scenario, reflecting the rates of return on venture capital investments. We assumed Tonogold exercised the option in this scenario. The value of scenario 3 was $6,709,000.
Under scenario 4, we assumed the Swap in scenario 3 and no exercise of the option by Tonogold to repurchase the assets. We assumed a 24 month process to sell the assets to an investor for $30,000,000, which is similar to the purchase price of the assets to Tonogold in 2020. A discount rate of 25% was applied in this scenario, reflecting rates of return on venture capital investments. The value of scenario 4 was $16,069,000.
The probability factors were applied to each scenario and the resulting value of the Note at December 31, 2021 was $7,255,000.
The significant unobservable inputs used in the fair value measurement of the Tonogold Note are the probability factors applied to each scenario and the settlement amounts and timing. Significant increases or decreases in any of these inputs in isolation may have resulted in a significantly higher or lower fair value measurement.
At December 31, 2020, the fair value of the Tonogold Note was $5.5 million based on a Monte Carlo model with the following inputs: Tonogold common share price - $0.30; volatility – 89%; risk free rate – 0.09%; cost of debt – 7.62%; conversion premium – 30%; probability of prepayment – 5% at both March and June 2021; probability of change in control – 5% at June 2021; probability of default – 27% at September 2021. The Company recorded a loss of $0.6 million for the change in fair value in other expense in the consolidated statements of operations for the year ended December 31, 2020. The Tonogold Note was classified within Level 3 of the valuation hierarchy at the year ended December 31, 2020.
Tonogold Contingent Forward
On March 20, 2020, Tonogold issued to the Company a senior secured convertible note with a principal amount of $5,475,000 reflecting Tonogold’s intent to purchase additional membership interests in Comstock Mining LLC (see Note 2, Acquisitions and Investments) in the future at a specified price. The Contingent Forward included the following features: 1) conversion feature allowing Comstock, at our sole option, to elect payment in Tonogold common shares upon certain events; 2) change of control redemption right allowing Comstock, to redeem the note in cash at a 125% premium; 3) event of default redemption right allowing Comstock the right to redeem the note in cash at a 118% premium; and 4) a payment modification included in the Contingent Forward. The fair value of the Contingent Forward was based on a Monte Carlo model with various inputs. These inputs included the Tonogold common share price of $0.35 on September 8, 2020, volatility of 96.0%, risk-free rate of 0.15%, cost of debt of 11.12%, required conversion premium of 30.0%, probability of prepayment of 5%, probability of change in control of 5% and probability of default of 27%. We recorded a change in fair value of the Contingent Forward of $0.8 million in other income in the consolidated statements of operations for the year ended December 31, 2020. The contingent forward asset was netted against the gain on sale of Comstock Mining LLC recorded for the year ended December 31, 2020.
Tonogold Convertible Preferred Shares
The consideration received for Tonogold's acquisition of Comstock Mining LLC included shares of the Tonogold CPS. Since the CPS were not listed securities, and had no readily available market, we elected the fair value option for this instrument. The value of the CPS at December 31, 2020 was based on 120% of par value as a result of several factors, which made it likely that Tonogold would be able to apply the redemption provision of the CPS. We recorded $2,544,000 in gain (loss) on investments in other income and expense related to the changes in fair value of the CPS in the consolidated statements of operations year ended December 31, 2020.
LINICO Derivative Instruments
On February 15, 2021, we recorded a derivative asset on the consolidated balance sheets in connection with the LINICO Stock Purchase Agreement. On that date, the February 15, 2021, the fair value of the derivative asset was determined based on the excess of the fair value of 3,000,000 shares of our common stock issued to and held by LINICO over the $6,250,000 contractual consideration required under the agreement. The fair value of the shares was based on the $2.25 closing price per share of our common stock on that date. The increase in fair value of $2,049,966 was recognized as a change in fair value of the derivative instruments in the consolidated statements of operations for the year ended December 31, 2021.
On December 30, 2021, the Company entered into an agreement to acquire 3,129,081 LINICO common shares from its former chief executive officer and director in exchange for 3,500,000 Comstock Shares. If and to the extent that the sale of the LODE Shares results in net proceeds greater than $7,258,162, then former chief executive officer is required to pay all of such excess proceeds to the Company. If and to the extent that the sale of the Comstock Shares results in net proceeds less than $7,258,162, then the Company is required to pay the former chief executive officer equal to such shortfall. At December 31, 2021, the fair value of the shares was based on the closing price per share of our common stock of $1.29. The resulting shortfall of $2,743,162 was recognized as a derivative liability in the consolidated balance sheet and change in fair value of derivative instruments in the statement of operations at and for the year ended December 31, 2021.
GenMat Derivative Instruments
On June 24, 2021, we recorded a derivative asset on the consolidated balance sheets in connection with the GenMat Membership Interest Purchase Agreement. On that date, the $530,000 fair value of the derivative asset was determined based on the excess of the fair value of 3,000,000 shares of our common stock issued to and held by GenMat over the $10,000,000 contractual stock consideration required under the agreement. The value of the shares was based on the $3.51 closing price per share of our common stock on that date. At December 31, 2021, the $6,130,000 fair value of the derivative liability is based on the same number of shares and the $1.29 closing price per share of our common stock on that date. The decrease in fair value of $6,660,000 was recognized as a change in fair value of the derivative instruments in the consolidated statements of operations for the year ended December 31, 2021. The derivative liability is classified within Level 2 of the valuation hierarchy.
LPB Derivative Instrument
On July 23, 2021, we recorded a derivative asset on the consolidated balance sheets in connection with the LPB Contribution Agreement. On that date, the $6,642,000 fair value of the derivative asset was determined based on the excess of the fair value of 3,500,000 shares of our common stock issued to and held by LPB over the $4,173,000 fair value of our contractual consideration under the LPB Partnership Interest Purchase Agreement. The value of the shares was based on the $3.09 closing price per share of our common stock on that date. At December 31, 2021, the $342,000 fair value of the derivative asset is based on the same number of shares and the $1.29 closing price per share of our common stock on that date. The decrease in fair value of $6,300,000 was recognized as a change in fair value of the derivative instruments in the consolidated statements of operations for the year ended December 31, 2021. The derivative liability is classified within Level 2 of the valuation hierarchy.
MCU Derivative Instrument
On December 4, 2020, the Company recorded a derivative asset on the consolidated balance sheets in connection with its $2.0 million purchase of 15% of MCU membership interests. At December 31, 2020, the $271,377 fair value of the derivative asset was based 625,000 shares of the our common stock issued as a portion of the purchase price, and the $1.04 closing price per share of our common stock. During the year ended December 31, 2021, MCU sold 625,000 shares, resulting in a final derivative asset fair value of $762,377 based on the excess of actual net proceeds and cash payments to MCU over the $2,000,000 purchase price. We received a cash payment of $762,377 from MCU in February 2021 in full satisfaction of any excess proceeds from the sale of the stock, which was applied to the derivative asset, resulting in no remaining fair value at December 31, 2021. The increase in fair value of $497,250 for the change in fair value of the derivative instruments in the consolidated statements of operations for the year ended December 31, 2021. The derivative liability is classified within Level 2 of the valuation hierarchy.
Other Financial Instruments
At December 31, 2021, the carrying amount of cash and cash equivalents and notes receivable carried at amortized costs, approximates fair value because of the short-term maturity of these financial debt.
ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A NONRECURRING BASIS
Following is a description of the valuation methodologies used in determining the fair values of the nonrecurring stock purchase price consideration and intangible assets recorded in connection with the three acquisitions completed during the year ended December 31, 2021, all of which are classified within Level 3 of the valuation hierarchy
PSI Stock Purchase Price Consideration
On September 7, 2021, the Company entered into and closed under a Securities Exchange Agreement with the shareholders of Comstock Innovations Corporation (F/K/A Plain Sight Innovations Corporation) (“Comstock Innovations”), in order to acquire 100% of the issued and outstanding equity of the Company, in exchange for 8,500,000 restricted shares of the Company’s common stock with a fair value of $14,952,806. Such shares are subject to transfer restrictions, of which 28% will be released from the Lock-Up 180 days after closing, and the remaining 72% will be released in eight (8) equal installments of 9% every six months thereafter. In determining the fair value of the shares issued, we assessed the lack of marketability of the shares issued utilizing the European and Asian Protective Put Models and, in order to estimate the volatility for Comstock's future business, we evaluated selected guideline companies from the same industry to determine discounts for lack of marketability associated with the lockup restrictions of 18.2% for the six-month lockup and 54.0% for the longer-term lockups. Related inputs for the six-month lockup include stock price $1.00, exercise price $1.00, term 0.5 years, volatility 101.3%, risk free rate 0.05% and dividend yield 0.0%. Related inputs for the longer-term lockups include stock price $1.00, exercise price $1.00, term 2.5 years, volatility 130.5%, risk free rate 0.30% and dividend yield 0.0%. The purchase price consideration is classified within Level 2 of the valuation hierarchy.
Comstock Innovations Intangible Assets
The Company’s intangible assets acquired from PSI consist of technology-related assets, including third-party license agreements and internally developed technology. Because adequate information is not available to determine the fair value of one of the license agreements using income (economic benefit stream) or market (comparable assets) valuation approaches, the fair values are based on a cost approach (to replace the future service capability of the asset) and an 80.0% opportunity cost to negotiate the agreement over a one-month period, resulting in an estimated fair value of $10,800. The second license agreement has been recorded at the cost of the minimum license fee less amortization, resulting in an estimated fair value of $483,333. The estimated fair value of the internally developed technology is based on the relief from royalty approach, estimating the present value of related future cash flows after tax discounted at an estimated 80.0% per annum weighted average cost of capital, resulting in an estimated fair value of $6,579,400. All three intangible assets are being amortized on a straight line basis over their 10-year estimated useful lives. The intangible assets are classified within Level 3 of the valuation hierarchy.
MANA Stock Purchase Price Consideration
On July 23, 2021, we entered into a Securities Purchase Agreement to purchase 100% of MANA equity and voting shares from the former shareholders of MANA. Under the agreement, the purchase price was paid through the issuance of 4,200,000 restricted shares of our common stock to the former shareholders, with an estimated fair value of $6,528,453. The restricted shares issued are subject to lockup provisions wherein 28% of the restricted shares are released from resale restrictions $180 days, or six months, after the closing. The remaining 72% of the restricted shares are released from resale restrictions in eight equal installments of 9%% every six months thereafter. In determining the fair value of the shares issued, we assessed the lack of marketability of the shares issued utilizing the European and Asian Protective Put Models and, in order to estimate the volatility for Comstock's future business, we evaluated selected guideline companies from the same industry to determine discounts for lack of marketability associated with the lockup restrictions of 39.4% for the six-month lockup and 53.7% for the longer-term lockups. Related inputs for the six-month lockup include stock price $1.00, exercise price $1.00, term 0.5 years, volatility 209.9%, risk free rate 0.05% and dividend yield —%. Related inputs for the longer-term lockups include stock price $1.00, exercise price $1.00, term 2.5 years, volatility 129.6%, risk free rate 0.30% and dividend yield —%. The purchase price consideration is classified within Level 2 of the valuation hierarchy.
RPS Stock Purchase Price Consideration
On June 18, 2021, we entered into a Securities Purchase Agreement to purchase 100% of RPS equity and voting shares from the former shareholder of RPS. Under the agreement, the purchase price is paid through the issuance of 1,000,000 restricted shares of our common stock to the former shareholder, with an estimated fair value of $2,304,806. The restricted shares issued are subject to lockup provisions wherein 28.0% of the restricted shares are released from resale restrictions 180 days, or six months, after the closing. The remaining 72.0% of the restricted shares are released from resale restrictions in eight equal installments of 9.0% every six months thereafter. In determining the fair value of the shares issued, we assessed the lack of marketability of the shares issued utilizing the European and Asian Protective Put Models and, in order to estimate the volatility for Comstock's future business, we evaluated selected guideline companies from the same industry to determine discounts for lack of marketability associated with the lockup restrictions of 26.2% for the six-month lockup and 37.5% for the longer-term lockups. Related inputs for the six-month lockup include stock price $1.00, exercise price $1.00, term 0.5 years, volatility 142.4%, risk free rate 0.06% and dividend yield —%. Related inputs for the longer-term lockups include stock price $1.00, exercise price $1.00, term 2.49 years, volatility 90.8%, risk free rate 0.36% and dividend yield —%. The purchase price consideration is classified within Level 2 of the valuation hierarchy.
RPS Intangible Assets
RPS intangible assets acquired consist of technology-related and contract-related assets. The technology-related asset is a third-party license agreement with an estimated fair value of $16,619, and the contract-related assets include a third-party distribution agreement with an estimated fair value of $19,733, and a customer contract with an estimated fair value of $122,885. Because adequate information is not available to determine the fair values of the license and distribution agreements using income (economic benefit stream) or market (comparable assets) valuation approaches, their fair values are based on a cost approach (to replace the future service capability of the assets) and an 11.8% opportunity cost to negotiate the agreements over a six-month period. The fair values of the license and distribution agreements are being amortized on a straight line basis over their estimated 24 and 79 month estimated useful lives, respectively. The fair value of the customer contract is based on the income approach, estimating the present value of related future cash flows after tax discounted at an estimated 11.8% per annum weighted average cost of capital. The customer contract is being amortized on a straight line basis over the estimated nine-month period to complete the related services. The intangible assets are classified within Level 3 of the valuation hierarchy.
LINICO Intangible Assets
LINICO intangible assets acquired consist of internally developed technology with an estimated fair value of $11,803,000, a lease intangible related to a purchase option with an estimated fair value of $3,621,488, and a trademark with an estimated fair value of $7,000. The estimated fair value of the internally developed technology is based on a relief from royalty method, with estimated revenue over 12 years, attrition of 8.3%, gross royalty charges of 7% and a discount rate of 74.0%. The lease intangible is based on a Black Scholes model with an estimated fair value of the battery recycling facility of $17,130,000, a purchase option price of $14,250,000, a term of 0.8 years, a risk-free rate of 0.29% and volatility of 21.6%. The trademark is valued based on a cost model, which includes attorney advice and preparation of the trademark application, plus filing costs. The developed technology and trademark will be amortized on a straight line basis over their 10-year estimated useful lives and the lease intangible will be amortized on a straight-line basis over its 10-month estimated useful life. Intangible assets of $15,431,488 were recognized upon acquisition based on their relative fair value to the fair value of other net assets acquired. The intangible assets are classified within Level 3 of the valuation hierarchy.FAIR VALUE MEASUREMENTS
The following table presents our assets and liabilities measured at fair value on a recurring basis at March 31, 2022:

		Fair Value Measurements at
		March 31, 2022
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Tonogold common shares	$1,100,293	$1,100,293	$—	$—
Other equity securities	7,449	7,449	—	—
Total assets measured at fair value	$1,107,742	$1,107,742	$—	$—

Liabilities:
LINICO acquisition derivative liability	$(1,413,162)	$—	$(1,413,162)	$—
GenMat derivative liability	(4,990,000)	—	(4,990,000)	—
Total liabilities measured at fair value	$(6,403,162)	$—	$(6,403,162)	$—
The following table presents our assets and liabilities at December 31, 2021, which are measured at fair value on a recurring basis:

		Fair Value Measurements at
		December 31, 2021
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Tonogold common shares	$910,559	$910,559	$—	$—
Tonogold note receivable	7,255,000	—	—	7,255,000
MCU derivative asset	342,000	—	342,000	—
Other equity securities	15,260	15,260	—	—
Total assets measured at fair value	$8,522,819	$925,819	$342,000	$7,255,000

Liabilities:
LINICO acquisition derivative liability	$(2,743,162)	$—	$(2,743,162)	$—
GenMat derivative liability	(6,130,000)	—	(6,130,000)	—
Total liabilities measured at fair value	$(8,873,162)	$—	$(8,873,162)	$—
The following table provides reconciliation between the beginning and ending balance of investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	March 31, 2022	December 31, 2021
Beginning Balance	$7,255,000	$5,498,500
Total change in fair value recognized in earnings
Tonogold note receivable	(605,000)	(418,500)
Additions
Tonogold note receivable	—	2,175,000
Deductions
Exchange of note receivable associated with Tonogold agreement	(6,650,000)	—
Ending balance	$—	$7,255,000
VALUATION METHODOLOGIES
Following is a description of the valuation methodologies used for the Company's financial instruments measured at fair value on a recurring basis as well as the general classification of such instruments pursuant to the valuation hierarchy.
Tonogold Common Shares
The fair value of our investment in common shares of Tonogold is based on the closing price per share of the stock. At March 31, 2022 and December 31, 2021, we held 7,419,375 and 8,671,985 Tonogold common shares with fair values of $1,100,293 and $910,558, respectively. The fair values of the common shares are based on the $0.15 and $0.11 closing share prices (OTC: TNGL), at March 31, 2022 and December 31, 2021, respectively. We recorded a gain of $415,205 and a loss of $891,039 on this investment in the condensed consolidated statements of operations for the three months ended March 31, 2022 and 2021, respectively.
Tonogold Note Receivable
On March 26, 2022, as amended March 31, 2022, the Company entered into an Option Agreement with Tonogold (the “Lucerne Option”). Tonogold re-conveyed 100% of the previously sold membership interests of Comstock Mining LLC, the entity that owns the Lucerne mine, to the Company, in exchange for the Company exchanging Tonogold’s payment obligations under secured note in the principal amount owed of $6,650,000 to the Company. The Company recorded a loss of $605,000 and a gain of $745,500 for the change in fair value in other expense in the condensed consolidated statements of operations for the three months ended March 31, 2022 and 2021, respectively.
LINICO Derivative Instruments
On February 15, 2021, we recorded a derivative asset on the condensed consolidated balance sheets in connection with the LINICO Stock Purchase Agreement. On that date, the February 15, 2021, the fair value of the derivative asset was determined based on the excess of the fair value of 3,000,000 shares of our common stock issued to and held by LINICO over the $6,250,000 contractual consideration required under the agreement. The value of the shares was based on the $2.25 closing price per share of our common stock on that date. The derivative was settled in December 2021 when the Company purchased a majority interest in LINICO (see Note 2, Acquisitions and Investments). We recorded $0 and $6,989,999 for the change in fair value in other income in the condensed consolidated statements of operations for the three months ended March 31, 2022 and 2021, respectively.
On December 30, 2021, the Company entered into an agreement to acquire 3,129,081 LINICO common shares from its former chief executive officer and director in exchange for 3,500,000 Comstock Shares. If and to the extent that the sale of the Company's shares results in net proceeds greater than $7,258,162, then former chief executive officer is required to pay all of such excess proceeds to the Company. If and to the extent that the sale of the Comstock Shares results in net proceeds less than $7,258,162, then the Company is required to pay the former chief executive officer equal to such shortfall. At December 31, 2021, the fair value of the shares was based on the closing price per share of our common stock of $1.29. At March 31, 2022, the fair value of the shares was based on the closing price per share of our common stock of $1.67. The fair value of the derivative liability as of March 31, 2022 was
$1,413,162 We recorded an unrealized gain on the change in fair value of the derivative liability of $1,330,000 in the condensed consolidated statements of operations for the three months ended March 31, 2022. The derivative liability is classified within Level 2 of the valuation hierarchy.
GenMat Derivative Instruments
On June 24, 2021, we recorded a derivative asset on the condensed consolidated balance sheets in connection with the GenMat Membership Interest Purchase Agreement. On that date, the $530,000 fair value of the derivative asset was determined based on the excess of the fair value of 3,000,000 shares of our common stock issued to and held by GenMat over the $10,000,000 contractual stock consideration required under the agreement. The value of the shares was based on the $3.51 closing price per share of our common stock on that date. At December 31, 2021, the fair value of the shares was based on the closing price per share of our common stock of $1.29. At March 31, 2022, the fair value of the shares was based on the closing price per share of our common stock of $1.67. At March 31, 2022, the fair value of the derivative liability was $4,990,000. We recorded an unrealized gain on the change in fair value of the derivative liability of $1,140,000 in the condensed consolidated statements of operations for the three months ended March 31, 2022. The derivative liability is classified within Level 2 of the valuation hierarchy.
LPB Derivative Instrument
On July 23, 2021, we recorded a derivative asset on the condensed consolidated balance sheets in connection with the LPB Contribution Agreement. On that date, the $6,642,000 fair value of the derivative asset was determined based on the excess of the fair value of 3,500,000 shares of our common stock issued to and held by LPB over the $4,173,000 fair value of our contractual consideration under the LPB Partnership Interest Purchase Agreement. The value of the shares was based on the $3.09 closing price per share of our common stock on that date. On February 28, 2022, the Company and the other parties to the LPB transactions mutually agreed to terminate the transaction documents. At December 31, 2021, the fair value of the shares was based on the closing price per share of our common stock of $1.29. Prior to settlement, the fair value of the shares was based on the closing price per share of our common stock of $1.46, and we recorded a gain on the change in fair value of the derivative liability of $595,000 in the condensed consolidated statements of operations for the three months ended March 31, 2022. The fair value of the derivative as of the settlement date of $937,000 was derecognized, along with the value of the investment in LPB, and the fair value of the 3,500,000 shares was $5,110,000 and was recognized as a decrease first to the par value of the common stock returned, and the remainder to additional paid in capital.
Other Financial Instruments
At March 31, 2022, the carrying amount of cash and cash equivalents, notes receivable and note payable, approximates fair value because of the short-term maturity of these financial instruments.